Property, plant, and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of movements in property, plant and equipment

	Notes	Land	Building and facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance as of December 31, 2025		659	18,320	4,542	4,267	2,389	607	2,384	10,457	43,625
Additions		–	–	–	–	–	19	–	2,405	2,424
Interest capitalization		–	–	–	–	–	–	–	10	10
Disposals		–	(16)	(4)	–	(5)	–	(2)	(42)	(69)
Asset retirement and environmental compensation obligations	12	–	–	–	72	–	–	–	–	72
Depreciation, depletion and amortization		–	(561)	(340)	(215)	(89)	(81)	(224)	–	(1,510)
Translation adjustment		31	923	158	41	144	13	88	449	1,847
Transfers		40	880	538	1,338	148	–	155	(3,099)	–
Balance as of June 30, 2026		730	19,546	4,894	5,503	2,587	558	2,401	10,180	46,399
Cost		730	35,294	12,186	16,473	4,647	1,624	5,943	10,180	87,077
Accumulated depreciation		–	(15,748)	(7,292)	(10,970)	(2,060)	(1,066)	(3,542)	–	(40,678)
Balance as of June 30, 2026		730	19,546	4,894	5,503	2,587	558	2,401	10,180	46,399

Balance as of December 31, 2024		590	16,150	4,038	4,547	2,088	660	2,192	9,719	39,984
Additions		–	–	–	–	–	34	–	2,172	2,206
Interest capitalization		–	–	–	–	–	–	–	12	12
Disposals		(1)	(26)	(3)	(7)	(7)	–	(1)	(181)	(226)
Asset retirement and environmental compensation obligations	12	–	–	–	37	–	–	–	–	37
Depreciation, depletion and amortization		–	(518)	(302)	(218)	(75)	(76)	(188)	–	(1,377)
Transfer to held for sale	27(a)	(24)	(306)	(358)	(1)	–	(37)	(48)	(57)	(831)
Translation adjustment		68	1,944	395	400	285	32	220	1,144	4,488
Transfers		22	1,215	763	(805)	116	–	228	(1,539)	–
Balance as of June 30, 2025		655	18,459	4,533	3,953	2,407	613	2,403	11,270	44,293
Cost		655	31,825	10,798	12,320	4,239	1,500	5,486	11,270	78,093
Accumulated depreciation		–	(13,366)	(6,265)	(8,367)	(1,832)	(887)	(3,083)	–	(33,800)
Balance as of June 30, 2025		655	18,459	4,533	3,953	2,407	613	2,403	11,270	44,293